BORROWINGS - Schedule of Non-recourse Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - Non Recourse Borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-recourse borrowings
Unamortized financing fees, beginning of year	$ (171)	$ (140)
Additional financing fees	(141)	(93)
Amortization of financing fees	60	52
Foreign exchange translation and other	84	10
Unamortized financing fees, end of year	(168)	(171)
Non-recourse borrowings
Unamortized (discounts) and premiums, beginning of year	(145)	(11)
Additional premiums and discounts	8	(124)
Amortization of premiums and discounts	4	(3)
Foreign exchange translation and other	(48)	(7)
Unamortized (discounts) and premiums, end of year	$ (181)	$ (145)